UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2009

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                                 March 31, 2009


   Mutual Funds                                        Quantity         Value

	Schroder US Opportunities 	                17,705	       241,679
        Keeley Small Cap Value CL I	                14,000	       184,380
        Pacific Advisors Small Cap	                10,752	       177,834
        Paradigm Value	                                 5,919	       174,974
        T Rowe Price Small Cap Value 	                 8,779	       174,448
        Allianz NFJ Small Cap Value Institutional 	 9,663	       165,811
        Schneider Small Cap Value Fund	                20,643	       147,804
        Parnassus Small Cap 	                        11,567	       137,065
        Stratton Small Cap Yield Fund	                 4,249	       121,213
        Royce Value Plus Fund	                        15,000	       111,600
        Loomis Sayles Small Cap Growth R	        13,012	       110,345
        Royce 100	                                18,727	        97,378
        Transamerica Premier Small Cap Value Inst   	 8,777	        76,360
        Royce Micro Cap Investment	                 9,141	        75,958

                                                                   -----------

	Total Mutual Funds 		                             1,996,849
                                                                   -----------

   Exchange Traded Funds

      Ishares Russell 2000 Index	                 3,000	       126,150
      Ishares Russell 2000 Value Index                   2,000          78,920

                                                                   -----------
   Total Exchange Traded Funds                                         205,070


   Short-Term Securities

	TD Ameritrade Money Market		                        63,500
                                                                   -----------

   Total Investments in Securities			             2,265,419


   Other assets 			                                 9,586
                                                                   -----------

   Net Assets			                                  $  2,275,005

                                                                    ==========

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                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                    March 31, 2009


   Mutual Funds 		                       Quantity	        Value

 	Amana Trust Growth 	                         15,589	      $246,155
        Amana Trust Income	                         11,213	       244,335
        Fairholme Funds	                                 11,861	       226,788
        Mainstay ICAP Select Equity CL I	          9,852	       216,737
        BB&T Equity Income I	                         23,476	       216,211
        Wasatch First Source Income Equity 	         23,118	       213,839
        Primecap Odyssey Growth 	                 23,355	       212,294
        BlackRock Equity Dividend Institutional	         17,148	       201,998
        American Funds Fundamental INV F	          8,397	       194,470
        Janus Contrarian Fund	                         23,010	       187,992
        Artisan Mid Cap Value Fund	                 15,527	       185,552
        Marisco 21st Century Fund	                 21,942	       174,655
        Dodge & Cox Stock	                          2,738	       172,214
        Hartford Capital Appreciation Fund CL I	          8,447	       168,340
        Jordon Opportunity	                         21,708	       160,637
        Columbia Value and Restructuring CL Z	          5,882	       155,816
        Schneider Value Fund	                         17,978	       143,646
        Fidelity Leveraged 	                          9,736	       123,546
        Fidelity Select Consumer Staples Portfolio	  2,099	        95,991

                                                                   -----------

	Total Mutual Funds 		                             3,541,216
                                                                   -----------

   Short-Term Securities

	TD Ameritrade Money Market		                       223,192
                                                                   -----------

   Total Investments in Securities			             3,764,408


   Other assets 			                                34,941
                                                                   -----------

   Net Assets			                                   $ 3,799,349

                                                                   ===========

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                        MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                     Schedule of Portfolio of Investments
                                  March 31, 2009

   Mutual Funds and Exchange Traded Funds	       Quantity	        Value

        TFS Market Neutral	                              14,001  $185,090
        Permanent Portfolio 	                               5,495   173,438
        IVY Assets Strategy Y 	                               8,720   163,232
        Diamond Hill Long Short I	                      10,965   138,596
        Blackrock Global Allocation Institutional	       6,954	99,026
        T. Rowe Price Latin America 	                       4,310	98,868
        Oakmark Equity & Income	                               4,666	94,540
        T. Rowe Price Health Sciences	                       4,765	91,436
        Lazard Emerging Markets I	                       8,101	86,198
        Blackrock Health Sciences	                       4,142	86,163
        USAA Precious Metals and Minerals	               3,545	85,197
        Wintergreen 	                                      10,038	79,096
        Mutual Series Discovery Z	                       3,563	78,875
        Allianz NFJ International Value Institutional 	       6,241	76,394
        Thomas White International 	                       7,088	72,372
        ARTIO International Equity Fund II I	               8,532	70,816
        Metzler/Payden European Emerging Markets 	       6,209	70,349
        MFS Utilities A	                                       6,527	69,191
        Blackrock International Opportunities Institutional    3,308	68,971
        Janus Overseas	                                       2,705	67,603
        Harbor International Institutional	               1,940	66,128
        Direxion Commodity Trends Strategy	               1,819	56,330
        T. Rowe Price Media & Telecommunications	       2,024	49,858
        CGM Realty 	                                       4,055	47,077
        Vanguard Energy 	                               1,096	45,866
        CGM Focus	                                       1,855	41,687

                                                                   -----------

	Total Mutual Funds 		                             2,262,397
                                                                   -----------
   Exchange Traded Funds

      BLDRS Emerging Markets 50 Adr Index	         3,100	        84,909
                                                                   -----------
      Total Exchange Traded Funds                                       84,909

   Short-Term Securities

	TD Ameritrade Money Market		                       305,357
                                                                   -----------

   Total Investments in Securities			             2,652,663


   Other assets 			                                52,163
                                                                   -----------

   Net Assets			                                   $ 2,704,826
                                                                   ===========

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In September 2006, the Financial Accounting Standards Board issued Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity"s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied.

The Fund determined the adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis. Various inputs are used in determining the value of the Fund"s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund"s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds" net assets as of September 30, 2008:

                    	                      MH Elite Small Cap       MH Elite        MH Elite Select
                   Valuation Inputs              Fund of Funds       Fund of Funds   Portfolio of Funds
Level 1 - Quoted prices 	                  $ 2,275,005	      $ 3,799,349	 $ 2,704,826
Level 2 - Other significant observable inputs 	            -	                -	           -
Level 3 - Significant unobservable inputs 	            -	                -	           -
Total 	                                          $ 2,275,005	      $ 3,799,349	 $ 2,704,826

The Funds adopted Financial Accounting Standards Board (FASB) issued
FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.




Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: May 26, 2009